Condensed Statements of Cash Flows (USD $)	9 Months Ended		40 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2012
Net loss	$ (6,899)	$ (7,681)	$ (31,744)
Net change in accrued liabilities	(1,750)	750	2,625
Net cash flows provided by (used in) operating activities	(8,649)	(6,931)	(29,119)
Advances from affiliate	8,627	7,117	27,254
Proceeds from sale of common stock			2,000
Net cash flows provided by financing activities	8,627	7,117	29,254
Net increase (decrease) in cash	(22)	186	135
Cash - beginning of period	157	696
Cash - end of period	$ 135	$ 882	$ 135